S000019855 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Core Equity Fund - Columbia Variable Portfolio - Core Equity Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	$ 505